October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.6%
Corporate — 5.6%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54(a)	$1,015	$ 1,083,438
California — 2.1%
Tobacco — 2.1%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(b)	4,680	401,028
District of Columbia — 10.6%
Tobacco — 2.7%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(b)	5,400	527,042
Transportation — 7.9%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/37	1,500	1,551,046
Total Municipal Bonds in District of Columbia		2,078,088
Iowa — 5.2%
Corporate — 5.2%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	1,018,768
Puerto Rico — 4.5%
State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	125,303
Series A-1, Restructured, 5.00%, 07/01/58	573	573,690
Series A-2, Restructured, 4.78%, 07/01/58	129	127,606
Series A-2, Restructured, 4.33%, 07/01/40	60	59,371
Total Municipal Bonds in Puerto Rico		885,970
Virginia — 125.7%
County/City/Special District/School District — 13.7%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	500	548,850
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	94	83,268
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(c)	225	165,374
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(d)	250	250,082
Chesterfield County Economic Development Authority, RB, 5.00%, 04/01/48	1,000	1,079,448
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	320	319,996
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(d)	235	235,633
		2,682,651
Education — 9.2%
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	215	217,523
(NPFGC), 5.25%, 01/01/31	1,000	1,095,546
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	474,063
		1,787,132
Health — 16.2%
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	90	94,986
Security	Par (000)	Value
Health (continued)
Henrico County Economic Development Authority, Refunding RB, 4.25%, 06/01/26	$145	$ 144,493
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	250	270,251
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	15	14,987
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	1,000	1,117,190
Virginia Small Business Financing Authority, Refunding RB, Series A, 12/01/54(f)	500	524,751
Winchester Economic Development Authority, Refunding RB, 5.00%, 01/01/44	1,000	1,005,642
		3,172,300
Housing — 22.8%
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	1,000	990,162
Series B, 5.00%, 03/01/65	1,000	1,030,561
Series F, 5.35%, 11/01/58	1,000	1,051,728
Series G, 5.15%, 11/01/52	600	615,321
Virginia Housing Development Authority, RB, S/F Housing, Series C, 4.88%, 07/01/48	750	765,624
		4,453,396
State — 16.2%
Virginia College Building Authority, RB
4.00%, 02/01/42	1,000	1,008,664
4.00%, 02/01/43	500	502,529
Series A, 4.00%, 02/01/42	500	505,207
Series A, (SAW), 4.00%, 09/01/47	605	591,154
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	549,893
		3,157,447
Tobacco — 7.4%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	985	952,575
Series B-2, Convertible, 5.20%, 06/01/46(c)	500	498,435
		1,451,010
Transportation — 20.1%
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/46	1,000	1,008,812
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,000	1,919,834
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/52	500	502,294
AMT, 5.00%, 12/31/56	500	503,090
		3,934,030
Utilities — 20.1%
Alexandria Sanitation Authority, RB, Sustainability Bonds, 5.00%, 07/15/49	500	548,445
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	500	544,703
County of Fairfax Virginia Sewer Revenue, RB, Series A, 5.00%, 07/15/54	750	811,105

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
County of Henrico Virginia Water & Sewer Revenue, RB, 4.00%, 05/01/46	$1,000	$ 993,477
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/52	1,000	1,038,738
		3,936,468
Total Municipal Bonds in Virginia		24,574,434
Total Long-Term Investments — 153.7% (Cost: $29,469,255)		30,041,726

	Shares
Short-Term Securities
	Money Market Funds — 6.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(g)(h)	1,295,644	1,295,774
	Total Short-Term Securities — 6.6% (Cost: $1,295,708)	1,295,774
	Total Investments — 160.3% (Cost: $30,764,963)	31,337,500
	Liabilities in Excess of Other Assets — (1.2)%	(232,748)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (59.1)%	(11,554,468)
	Net Assets Applicable to Common Shares — 100.0%	$ 19,550,284

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 792,630	$ 503,144 (a)	$ —	$ —	$ —	$ 1,295,774	1,295,644	$ 8,934	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End (continued)
funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 30,041,726	$ —	$ 30,041,726
Short-Term Securities
Money Market Funds	1,295,774	—	—	1,295,774
	$1,295,774	$30,041,726	$—	$31,337,500
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(11,600,000)	$—	$(11,600,000)
	$—	$(11,600,000)	$—	$(11,600,000)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation